23. Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

23.	Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	2019	2018	2017
United States	$(4,926)	$(6,946)	$(24,757)
Foreign Countries	(10,130)	1,141	(1,620)
	$(15,056)	$(5,805)	$(26,377)

The provision for income taxes consists of the following for the years ended December 31:

	2019	2018	2017
Current tax:
Federal tax	$–	$–	$–
State tax	7	7	7
Foreign countries	275	408	226
Total current tax	282	415	233
Deferred tax:
Federal tax	$(9)	15	(16)
State tax	(4)	–	–
Foreign countries	(177)	(98)	(80)
Total deferred tax	(190)	(83)	(96)
Total provision for income taxes	$92	$332	$137

The reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate for the year ended December 31 is as follows:

	2019	2018	2017
Provision for income taxes at U.S. Federal statutory rate	$(3,161)	$(1,219)	$(9,232)
State taxes, net of federal benefit	(944)	(168)	(610)
Foreign taxes at different rate	314	902	1,059
Non-deductible expenses	(936)	(231)	345
Tax law changes	–	188	22,813
Valuation allowance	6,463	45,870	(17,752)
Other	(209)	–	5,086
Disposition of subsidiaries	–	(45,193)	–
Impairments and intangible amortization	–	–	(3,761)
Share Based Compensation	12	579	279
Gain on debt modification	–	(396)	(1,475)
(Reversal) accrual of tax penalty	(1,447)	–	3,385
	$92	$332	$137

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (“TCJA” or the “Act”) (which is commonly referred to as “U.S. tax reform”). Among other provisions, the Act reduces the top U.S. federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred, changes the rules related to uses and limitations of net operating loss carry forwards created in tax years beginning after December 31, 2017, and creates new taxes on certain foreign sourced earnings. The Company has reflected the changes resulting from the Act in the financial statements for the period of enactment, the year ended December 31, 2017. The change in corporate rate resulted in a $22,813 decrease in the Company's gross deferred tax assets, with an offsetting decrease in valuation allowance of the same amount. The Company is not subject to a one-time repatriation tax as no aggregate foreign accumulated earnings and profits existed in the foreign subsidiaries as of December 31, 2019 and 2018. The Company has accounted for additional tax liability in 2018 arising from Global Intangible Low-Taxed Income of $892 which accounted for as a period cost. In accordance with Staff Accounting Bulletin No. 118, the Company determined that the measurement of deferred tax assets and liabilities, as noted above, was accurate and no other adjustments relating to the Act were necessary.

Deferred income taxes reflect the net tax effects of loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities for federal, state and foreign income taxes are as follows at December 31 are presented below:

	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$77,101	$66,775
Temporary differences due to accrued warranty costs	467	459
Impairment of property, plant and equipment, and project assets	1,464	–
Investment in subsidiaries	3,670	4,134
Credits	16	16
Allowance for bad debts	1,502	21
Fair value adjustment arising from subsidiaries acquisition	806	4,949
Stock compensation	858	661
Unrealized loss on derivatives	5,095	5,006
Unrealized investment loss	5,409	4,314
Other temporary differences	3,646	7,318
Valuation allowance	(99,976)	(93,513)
Total deferred tax assets	58	140
Deferred tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(3,227)	(515)
Other	(279)	–
Total deferred tax liabilities	(3,506)	(515)
Net deferred tax liabilities	$(3,448)	$(375)

As of December 31, 2019, the Group had a net operating loss carry forward for federal income tax purposes of approximately $319,439, which will start to expire in the year 2027. The Group had a total state net operating loss carry forward of approximately $154,237, which will start to expire in the year 2027. The Group has foreign net operating loss carry forward of $7,801, some of which begin to expire in 2020. The Group had a federal AMT credit of $16, which does not expire.

Utilization of the federal and state net operating losses is subject to certain annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. However, the annual limitation may be anticipated to result in the expiration of net operating losses and credits before utilization.

The Group recognizes deferred tax assets if it is more likely than not that those deferred tax assets will be realized. Management reviews deferred tax assets periodically for recoverability and makes estimates and judgments regarding the expected geographic sources of taxable income in assessing the need for a valuation allowance to reduce deferred tax assets to their estimated realizable value. Realization of the Group’s deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Because of the Group’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance in the U.S. The valuation allowance increased by $6,463 and $45,870 during the years ended December 31, 2019 and 2018, and decreased by $17,752 for the year ended December 31, 2017, respectively.

The Group had no unrecognized tax benefits as of December 31, 2019 and 2018. The Group currently files income tax returns in the U.S., as well as California, Hawaii, New Jersey, and certain other foreign jurisdictions. The Group is currently not the subject of any income tax examinations. The Group’s tax returns generally remain open for tax years after 2011.

The Group has analyzed the impact of adopting ASC 606 on the Group's financial statements and disclosures. There is no material impact on the financial statements of adopting ASC 606. Therefore, there is no material tax impact either.

The Coronavirus Aid, Relief and Economy Security (CARES) Act (“the CARES Act, H.R. 748”) was signed into law on 27 March 2020. The CARES Act temporarily eliminates the 80% taxable income limitation (as enacted under the Tax Cuts and Jobs Act of 2017) for NOL deductions for 2018-2020 tax years and reinstated NOL carrybacks for the 2018-2020 tax years. Moreover, the CARES Act also temporarily increases the business interest deduction limitations from 30% to 50% of adjusted taxable income for the 2019 and 2020 taxable year. Lastly, the Tax Act technical correction classifies qualified improvement property as 15-year recovery period, allowing the bonus depreciation deduction to be claimed for such property retroactively as if it was included in the Tax Act at the time of enactment. The company does not anticipate a material impact on its financial statements as of December 31, 2019 due to the recent enactment.